KEELEY Small Cap Dividend Value Fund

Schedule of Investments — December 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 96.7%
	Automotive — 1.7%
99,193	Winnebago Industries Inc.	$5,945,628

	Automotive: Parts and Accessories — 1.0%
79,300	Allison Transmission Holdings Inc.	3,420,209

	Banking — 14.0%
156,566	Atlantic Union Bankshares Corp.	5,157,284
205,841	BancorpSouth Bank	5,648,277
21,087	BOK Financial Corp.	1,444,038
130,279	Columbia Banking System Inc.	4,677,016
146,501	First Bancorp/Southern Pines NC	4,956,129
109,192	Glacier Bancorp Inc.	5,023,924
106,592	Independent Bank Group Inc.	6,664,132
218,384	OceanFirst Financial Corp.	4,068,494
29,465	Prosperity Bancshares Inc.	2,043,692
159,009	The Bank of NT Butterfield & Son Ltd.	4,954,720
68,750	Wintrust Financial Corp.	4,199,937

		48,837,643

	Broadcasting — 2.2%
69,617	Nexstar Media Group Inc., Cl. A	7,601,480

	Building and Construction — 7.5%
121,899	Apogee Enterprises Inc.	3,861,760
139,221	KB Home	4,666,688
292,623	KBR Inc.	9,050,829
313,250	Primoris Services Corp.	8,648,833

		26,228,110

	Business Services — 5.5%
391,415	City Office REIT Inc.	3,824,125
201,200	Healthcare Services Group Inc.	5,653,720
280,201	Outfront Media Inc., REIT	5,480,732
135,768	STAG Industrial Inc., REIT	4,252,254

		19,210,831

	Computer Software and Services — 3.8%
253,102	Perspecta Inc.	6,094,696
99,371	TTEC Holdings Inc.	7,247,127

		13,341,823

	Consumer Products — 3.5%
283,667	Culp Inc.	4,501,795
187,764	Kontoor Brands Inc.	7,615,708

		12,117,503

	Consumer Services — 1.0%
99,659	National Storage Affiliates Trust, REIT	3,590,714

	Diversified Industrial — 5.1%
33,509	ESCO Technologies Inc.	3,458,799
154,156	Hillenbrand Inc.	6,135,409
36,686	John Bean Technologies Corp.	4,177,435
162,434	Olin Corp.	3,989,379

		17,761,022

	Electronics — 1.0%
36,996	Dolby Laboratories Inc., Cl. A	3,593,421

	Energy and Utilities — 13.7%
81,366	ALLETE Inc.	5,039,810
292,333	Atlantica Sustainable Infrastructure plc	11,102,807
75,181	Black Hills Corp.	4,619,872
393,820	Covanta Holding Corp.	5,170,857
199,048	Delek U.S. Holdings Inc.	3,198,701
347,219	Parsley Energy Inc., Cl. A	4,930,510
374,950	Primo Water Corp.	5,879,216
198,452	South Jersey Industries Inc.	4,276,641
4,626	Texas Pacific Land Trust	3,363,102

		47,581,516

Shares		Market Value
	Entertainment — 0.5%
99,487	Cinemark Holdings Inc.	$1,732,069

	Equipment and Supplies — 1.5%
65,400	Cactus Inc., Cl. A	1,704,978
29,131	Regal Beloit Corp.	3,577,578

		5,282,556

	Financial Services — 16.9%
95,326	Air Lease Corp.	4,234,381
319,155	Alpine Income Property Trust Inc., REIT	4,784,133
447,313	Brightsphere Investment Group Inc.	8,624,195
31,119	FBL Financial Group Inc., Cl. A	1,634,059
377,263	FNB Corp.	3,583,999
56,041	James River Group Holdings Ltd.	2,754,415
661,505	Oaktree Specialty Lending Corp.	3,684,583
173,034	Pacific Premier Bancorp Inc.	5,421,155
258,017	Provident Financial Services Inc.	4,633,985
213,983	Silvercrest Asset Management Group Inc., Cl. A	2,972,224
105,368	Solar Capital Ltd.	1,844,994
75,114	South State Corp.	5,430,742
178,078	Synovus Financial Corp.	5,764,385
145,011	Virtu Financial Inc., Cl. A	3,649,927

		59,017,177

	Health Care — 6.8%
253,229	CareTrust REIT Inc.	5,616,619
8,377	Chemed Corp.	4,461,674
345,485	Sabra Health Care REIT Inc.	6,001,074
102,548	The Ensign Group Inc.	7,477,800

		23,557,167

	Hotels and Gaming — 1.5%
37,796	Marriott Vacations Worldwide Corp.	5,186,367

	Machinery — 0.8%
47,133	Astec Industries Inc.	2,728,058

	Metals and Mining — 3.3%
98,504	Compass Minerals International Inc.	6,079,667
55,302	Kaiser Aluminum Corp.	5,469,368

		11,549,035

	Paper and Forest Products — 2.2%
566,648	Mercer International Inc.	5,808,142
33,630	PotlatchDeltic Corp., REIT	1,682,173

		7,490,315

	Retail — 3.2%
51,418	Jack in the Box Inc.	4,771,590
107,459	Penske Automotive Group Inc.	6,381,990

		11,153,580

	TOTAL COMMON STOCKS	336,926,224

	RIGHTS — 0.0%
	Broadcasting — 0.0%
851,756	Media General Inc., CVR†(a)	1

KEELEY Small Cap Dividend Value Fund

Schedule of Investments (Continued) — December 31, 2020 (Unaudited)

Shares		Market Value
	SHORT TERM INVESTMENT — 3.3%
	Other Investment Companies — 3.3%
11,629,540	Fidelity Government Portfolio, Cl. I, 0.010%*	$11,629,540

	TOTAL INVESTMENTS — 100.0% (Cost $270,199,858)	$348,555,765

*	1 day yield as of December 31, 2020.
(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

2